Income tax expense and other taxes - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) Aircraft	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure Of Income Tax Expense [line items]
Income tax rate	32.00%	33.00%	37.00%
Temporary difference recognize deferred tax	$ 99,000	$ 71,000
Tax losses	$ 76,000
Threshold taxable under statute | Aircraft	120,000
(Loss) Profit before income tax	$ (1,044,704)	(870,012)	$ 21,356
Income tax expense reported in the income statement	$ 49,431	$ 23,983	$ 20,213
Effective tax rate	(5.00%)	(3.00%)	95.00%
Audit Benefit [Member]
Disclosure Of Income Tax Expense [line items]
Threshold income tax	$ 2,528,097
Ecuador [Member]
Disclosure Of Income Tax Expense [line items]
Capital gain tax rate	28.00%
Costa Rica [member]
Disclosure Of Income Tax Expense [line items]
Capital gain tax rate	30.00%
Mexico [member]
Disclosure Of Income Tax Expense [line items]
Income tax and corporate complementary rates	30.00%
El Salvador [Member]
Disclosure Of Income Tax Expense [line items]
Capital gain tax rate	30.00%
Guatemala [member]
Disclosure Of Income Tax Expense [line items]
Capital gain tax rate	25.00%
Dividends [member] | Companies [Member]
Disclosure Of Income Tax Expense [line items]
Withholding rate	7.50%
Normalization Tax [Member]
Disclosure Of Income Tax Expense [line items]
Income tax rate	15.00%
Percentage of reduction of base tax due to repatriated of normalized assets	50.00%
Tax year 2020 [member] | Colombia [member]
Disclosure Of Income Tax Expense [line items]
Percentage of equity value of the assets repatriated	50.00%
Tax year 2020 [member] | Tax reform [member]
Disclosure Of Income Tax Expense [line items]
Presumptive tax rate	0.50%
Tax year 2021 [member] | Tax reform [member]
Disclosure Of Income Tax Expense [line items]
Presumptive tax rate	0.00%
Bottom of Range [member] | Audit Benefit [Member]
Disclosure Of Income Tax Expense [line items]
Percentage of increase in income tax	20.00%
Duration of finalization of income tax return	6 months
Bottom of Range [member] | Dividends [member] | Residential Natural Person [Member]
Disclosure Of Income Tax Expense [line items]
Income tax rate	15.00%
Bottom of Range [member] | Dividends [member] | Nonresidential natural and legal person [Member]
Disclosure Of Income Tax Expense [line items]
Income tax rate	7.50%
Top of Range [member] | Audit Benefit [Member]
Disclosure Of Income Tax Expense [line items]
Percentage of increase in income tax	30.00%
Duration of finalization of income tax return	12 months
Top of Range [member] | Dividends [member] | Residential Natural Person [Member]
Disclosure Of Income Tax Expense [line items]
Income tax rate	10.00%
Top of Range [member] | Dividends [member] | Nonresidential natural and legal person [Member]
Disclosure Of Income Tax Expense [line items]
Income tax rate	10.00%